LONG-TERM INVESTMENTS, NET - Changes in the long term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Investments in equity method investees	¥ 360,965		¥ 436,344
Investments accounted for at fair value	1,014,400		660,112
Equity investments without readily determinable fair value using the NAV practical expedient	60,691		86,240
Equity investments without readily determinable fair value using the measurement alternative	41,377		43,746
Long-term time deposits	15,568,643		15,352,785
Held-to-maturity debt investments	1,808,331		1,729,602
Available-for-sale debt investments	4,935,699		5,262,159
Total long-term investments	¥ 23,790,106	$ 3,259,231	¥ 23,570,988